8. Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Details
Current expense									$ 1,464	$ 2,427	$ 1,759
Deferred income tax expense									1,097	673	178
Total income tax	$ (36)	$ 872	$ 1,032	$ 691	$ 613	$ 942	$ 866	$ 679	$ 2,561	$ 3,100	$ 1,937